RIGHT-OF-USE- ASSET AND LEASE LIABILITY (Details 1) - USD ($)	6 Months Ended	12 Months Ended
	May 31, 2022	Nov. 30, 2021
Balance, beginning of year	$ 135,175
Additions	114,534	144,702
Lease payments	(44,233)	(10,298)
Interest expense	4,570	771
Net exchange differences	3,066
Gross lease liability	213,112	135,175
Less: current portion	(103,675)	(61,703)
Balance, end of year	$ 109,437	$ 73,472